Income Taxes - Schedule of Components of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Components of Income Tax Expenses [Abstract]
Current income tax expense (benefit)	$ 34,411	$ 356,970	$ 428,915
Deferred income tax (benefit) expense		(88,403)	(202,746)
Total	$ 34,411	$ 268,567	$ 226,169